Note 10 - Reinsurance (Details) - Reinsurance Ceded and Assumed (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Ceded and Assumed [Abstract]
Premiums ceded	$ 13,687,074	$ 14,105,855
Premiums assumed	3,346,657	10,044,766
Commission and expense allowances	3,443,836	3,238,144
Benefit recoveries	$ 7,703,390	$ 8,157,180